JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND Supplement dated 1-30-09 to the current Class A, B and C Shares Prospectus

This supplement updates the above referenced Prospectus of John Hancock High Yield Municipal Bond Fund (the “Fund”), a series of John Hancock Municipal Securities Trust (the “Trust”).

You may obtain additional copies of the Prospectus, free of charge, by writing or telephoning:

John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510 1-(800)-225-5291

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Under “Goal and strategy” section the Fund Summary,” the Fund’s investment policy (first full paragraph) has been amended and restated as follows:

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. Normally, the Fund’s investment subadviser will primarily invest in medium and lower quality municipal securities rated, at time of purchase, “A” or below by Moody’s Investor Services (Moody's), Standard & Poor’s (S&P) and Fitch,
or their unrated equivalents. However, the fund will limit its investments in such securities rated lower than “B” to no more than 5% of its total assets at time of purchase. Bonds that are rated at or below BB by S&P or Fitch, or Ba by Moody’s, are considered junk bonds. Municipal bonds may be subject to alternative minimum tax (AMT) and income may not be entirely tax free to all investors.

JOHN HANCOCK MUNICIPAL SECURITIES TRUST JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND Class A, Class B and Class C Shares Supplement to the Statement of Additional Information dated January 1, 2009

Effective January 30, 2009, under the “INVESTMENT OBJECTIVE AND POLICIES” section, The Fund’s fundamental policy on municipal bond investing has been amended and restated as follows:

The Fund normally invests at least 80% of its Assets in Municipal Bonds. “Assets is defined as net assets plus the amount of any borrowings for investment purposes.